Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Basic weighted average number of shares	264,918,734	212,701,865
Effect of dilutive stock options and warrants	0	0
Diluted weighted average number of shares	264,918,734	212,701,865